Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Net Unrealized Gain (Loss) On Available-For-Sale Securities
Beginning balance at Dec. 31, 2012	$ 169,698	$ 14,838	$ 51,242	$ 101,046	$ 2,572
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends declared, $.60, $.60 and $.65 per share for the period ended 2013, 2014 and 2015 respectively	(4,464)			(4,464)
Issuance of 73,411, 69,289 and 72,543 shares of stock pursuant to dividend reinvestment plan for the period 2013, 2014 and 2015 respectively	3,248	147	3,101
Issuance of 5,973, 6,144 and 7,633 shares of stock pursuant to exercise of stock options for the period 2013, 2014 and 2015 respectively	156	12	144
Share based compensation expense	32		32
Net change in fair value of available-for-sale securities during the year, net of taxes of $4,261, $2,245 and $106 for the period 2013, 2014 and 2015 respectively	(6,868)				(6,868)
Net earnings for the year	15,869			15,869
Ending balance at Dec. 31, 2013	177,671	14,997	54,519	112,451	(4,296)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends declared, $.60, $.60 and $.65 per share for the period ended 2013, 2014 and 2015 respectively	(4,510)			(4,510)
Issuance of 73,411, 69,289 and 72,543 shares of stock pursuant to dividend reinvestment plan for the period 2013, 2014 and 2015 respectively	3,204	139	3,065
Issuance of 5,973, 6,144 and 7,633 shares of stock pursuant to exercise of stock options for the period 2013, 2014 and 2015 respectively	186	12	174
Share based compensation expense	41		41
Net change in fair value of available-for-sale securities during the year, net of taxes of $4,261, $2,245 and $106 for the period 2013, 2014 and 2015 respectively	3,617				3,617
Repurchase of 2,053 common shares	(94)	(4)	(90)
Net earnings for the year	20,777			20,777
Ending balance at Dec. 31, 2014	200,892	15,144	57,709	128,718	(679)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends declared, $.60, $.60 and $.65 per share for the period ended 2013, 2014 and 2015 respectively	(4,935)			(4,935)
Issuance of 73,411, 69,289 and 72,543 shares of stock pursuant to dividend reinvestment plan for the period 2013, 2014 and 2015 respectively	3,511	145	3,366
Issuance of 5,973, 6,144 and 7,633 shares of stock pursuant to exercise of stock options for the period 2013, 2014 and 2015 respectively	241	15	226
Share based compensation expense	38		38
Net change in fair value of available-for-sale securities during the year, net of taxes of $4,261, $2,245 and $106 for the period 2013, 2014 and 2015 respectively	(172)				(172)
Net earnings for the year	23,863			23,863
Ending balance at Dec. 31, 2015	$ 223,438	$ 15,304	$ 61,339	$ 147,646	$ (851)